TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of valuation allowances
Balance at beginning of year	¥ 1,513	¥ 892	¥ 589
Changes in current year	(591)	621	303
Balance at end of year	922	1,513	¥ 892
Unrecognized tax benefit and accrual	0	¥ 0
Other then China and Japan
Movement of valuation allowances
Net operating tax loss carry forwards	3,942
China and Japan
Movement of valuation allowances
Net operating tax loss carry forwards	¥ 3,227
Minimum
Movement of valuation allowances
Operating loss carry forwards expiration year	2024
Maximum
Movement of valuation allowances
Operating loss carry forwards expiration year	2028